Financial investments - Summary of equity instruments measured at fair value through other comprehensive income (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Listed shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Composition of equity instruments	S/ 522,380	S/ 420,474
Non-listed shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Composition of equity instruments	S/ 33,769	S/ 37,794